Segment and geographic information - Reconciliation of combined business segments' results included in preceding table to reported Net revenue, Non-interest expenses and Income (loss) before income taxes (Detail) - JPY (¥)
¥ in Millions
		12 Months Ended
		Mar. 31, 2023	Mar. 31, 2022		Mar. 31, 2021
Segment and Geographic Information [Abstract]
Net revenue		¥ 1,365,848	¥ 1,358,267		¥ 1,390,327
Unrealized gain (loss) on investments in equity securities held for operating purposes		(30,271)	5,623		11,545
Consolidated net revenue	[1],[2]	1,335,577	1,363,890	[3]	1,401,872	[3]
Non-interest expenses		1,186,103	1,137,267		1,171,201
Unrealized gain (loss) on investments in equity securities held for operating purposes
Consolidated non-interest expenses		1,186,103	1,137,267		1,171,201
Income (loss) before income taxes		179,745	221,000		219,126
Unrealized gain (loss) on investments in equity securities held for operating purposes		(30,271)	5,623		11,545
Consolidated income (loss) before income taxes	[1]	¥ 149,474	¥ 226,623	[3]	¥ 230,671	[3]

[1]	Includes gains from the estimated recoverable amounts and collected amounts for a part of the claim related to the loss arising from the U.S. Prime Brokerage Event.
[2]	There is no revenue derived from transactions with a single major external customer.
[3]	Includes losses arising from the U.S. Prime Brokerage Event.